Fees Summary	Feb. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,492,367,500
Previously Paid Amount	0
Total Fee Amount	993,981.46
Net Fee	$ 993,981.46
Final Prospectus	true